LONG TERM LOAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the nine month ended September 30, 2023 are as follows:

	September 30, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(34,199)	(46,561)
Interest expense, accrued	2,658	4,977
Translation difference	(11,602)	(15,096)
Balance, ending	92,828	135,971
Less:
Long term loan – current portion	44,635	47,740
Long term loan	$48,193	$88,231

The activities of the long term loan during the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Balance, opening	$192,651	198,405
Addition	-	-
Repayments	(46,561)	(11,437)
Interest expense, accrued	4,977	5,562
Translation difference	(15,096)	121
Balance, ending	135,971	192,651
Less:
Long term loan – current portion	47,740	49,207
Long term loan – non-current portion	$88,231	143,444

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2023	$13,184
December 31, 2024	44,982
December 31, 2025	34,662
$92,828
The undiscounted repayments for each of the next four years and in the aggregate are:
Year ended	Amount
December 31, 2023	$47,740
December 31, 2024	49,241
December 31, 2025	38,990

$135,971